EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) yr shares $ / shares	Dec. 31, 2023 USD ($) yr shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.32	$ 0.28
Expense incurred with respect to MSOP	$ 15,000,000	$ 17,000,000
Expense from share-based payment transactions with employees	$ 106,000,000	$ 105,000,000
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	35.00%	28.70%
Expected dividend as percentage, share options granted	1.00%	1.00%
Risk free interest rate, share options granted	4.20%	4.00%
Liquidity Discount	25.00%	25.00%
Weighted-average fair value of a unit		$ 9.61		$ 12.51
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | shares	16,375,000,000	2,155,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 35.70	$ 34.84
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	35.00%	28.70%
Expected dividend as percentage, share options granted	1.00%	1.00%
Risk free interest rate, share options granted	4.20%	4.00%
Liquidity Discount	25.00%	25.00%
Weighted-average fair value of a unit		$ 9.61		$ 12.51
Restricted Stock
Disclosure of classes of share capital [line items]
Shares Settled In Share-Based Payment Arrangement		486,000,000
Deferred Stock Units and Restricted Stock Units | Employees and Directors | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share Options Vested In Share-Based Payment Arrangement	$ 1,100,000,000	1,300,000,000
Expense from share-based payment transactions with employees	$ 3,000,000	$ 1,000,000
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Escrowed Stock Plan | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares	16,400,000	2,200,000
Expense from share-based payment transactions with employees	$ 36,000,000	$ 30,000,000
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Restricted Stock | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share based awards, hold period	5 years
Number of instruments granted in share-based payment arrangement | yr	1,700,000	1,500,000
Expense from share-based payment transactions with employees	$ 52,000,000	$ 57,000,000
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares				85,120
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 25.00
Preference shares, series 51 [Member]
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			22.44
Preference shares, series 52
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 22.00